Variable Interest Entities and Equity Method Investments - General Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Consolidated VIEs
Gross revenue	$ 1,315,083	$ 1,302,609	$ 1,290,965	$ 1,287,010	$ 1,332,796	$ 1,303,978	$ 1,284,652	$ 1,228,355	$ 5,195,667	$ 5,149,781	$ 5,216,524
Net loss from discontinued operations	(9,873)	$ (87,199)	$ (148,532)	$ (121)	(940)	$ 8,680	$ (2,424)	$ 1,951	(245,725)	7,267	(312,768)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments in unconsolidated affiliates	66,329				84,296				66,329	84,296
Consolidated
Consolidated VIEs
Total assets of joint ventures, consolidated	220,300				224,600				220,300	224,600
Total liabilities of joint ventures, consolidated	385,900				289,300				385,900	289,300
Gross revenue									990,900	533,000	365,900
Net loss from discontinued operations									45,500	209,600	115,600
Discontinued Operations | Power EPC
Consolidated VIEs
Total assets of joint ventures, consolidated	15,400				71,400				15,400	71,400
Total liabilities of joint ventures, consolidated	$ 200,300				$ 164,900				200,300	164,900
Net loss from discontinued operations									$ (245,725)	$ 7,267	$ (312,768)